Amounts Receivable and Prepaid Expenses (Details) - Schedule of Amounts Receivable and Prepaid Expenses - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Amounts Receivable And Prepaid Expenses [Line Items]
GST/HST	$ 126,549	$ 77,540
Prepayments and other receivable	310,239	1,027,347
Total	$ 436,788	$ 1,104,887